Subsequent Events (Details Narrative) - USD ($)						12 Months Ended
	Jan. 15, 2021	Jan. 11, 2021	Jan. 06, 2021	Jan. 02, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares issued, value						$ 1,854,040	$ 1,162,000
Common stock, par value						$ 0.001	$ 0.001
Subsequent Event [Member]
Number of vesting shares					4,800,000
Vesting period					Jan. 01, 2022
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Number of restricted stock units					2,750,000
Subsequent Event [Member] | Option [Member]
Number of option vest and expect to vest					1,800,000
Subsequent Event [Member] | Option [Member] | Minimum [Member]
Vesting exercise price					$ 0.228
Subsequent Event [Member] | Option One [Member]
Number of option vest and expect to vest					1,800,000
Subsequent Event [Member] | Option One [Member] | Minimum [Member]
Vesting exercise price					$ 0.274
Subsequent Event [Member] | Option Two [Member]
Number of option vest and expect to vest					1,800,000
Subsequent Event [Member] | Option Two [Member] | Minimum [Member]
Vesting exercise price					$ 0.328
Subsequent Event [Member] | Option Three [Member]
Number of option vest and expect to vest					1,800,000
Subsequent Event [Member] | Option Three [Member] | Minimum [Member]
Vesting exercise price					$ 0.394
Subsequent Event [Member] | Charles W. Allen [Member]
Number of stock options granted					7,500,000
Number of restricted stock units					2,000,000
Subsequent Event [Member] | Michal Handerhan [Member]
Number of stock options granted					3,500,000
Number of restricted stock units					500,000
Subsequent Event [Member] | Mr. Garrity [Member]
Number of stock options granted					1,000,000
Number of restricted stock units					250,000
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member]
Number of stock options granted					12,000,000
Exercise price					$ 0.19
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member] | Charles W. Allen [Member]
Number of restricted stock units					2,750,000
Subsequent Event [Member] | 2021 Equity Incentive Plan [Member] | Michal Handerhan [Member]
Number of restricted stock units					2,750,000
Subsequent Event [Member] | RedChip Companies Inc. [Member]
Number of shares issued		400,000
Subsequent Event [Member] | Cavalry Fund I LP [Member] | 2021 Promissory Note [Member]
Conversion rate, stated value	$ 0.75
Promissory notes	$ 1,000,000
Warrants to purchase of common stock shares	20,000,000
Debt instrument discount rate	35.00%
Debt interest rate	12.00%
Warrants shares	2,000,000
Warrants exercise price	$ 2.16
Warrants term	2 years
Subsequent Event [Member] | Series C-2 Convertible Preferred Stock [Member]
Number of shares issued				1,100,000
Number of shares issued, value				$ 1,100,000
Share price per share				$ 1.00
Common stock, par value				0.001
Conversion rate, stated value				$ 0.17
Debt description			The formula was meant to be the product of (i) 0.0000004 (as opposed to the filed 0.000002), and (ii) the aggregate amount of all capital raised by the Company after the initial issuance date, subject to a $13 million cap.	If at any time after the initial issuance date, the Company raises capital equal to or in excess of $5 million by issuing common stock or common stock equivalents, then the following amount will be added to the numerator of the per-share conversion formula: the product of: (i) 0.0000004, and (ii) the aggregate amount of all capital raised by the Company after the initial issuance date, subject to a $13 million cap.
Subsequent Event [Member] | Series C Warrants [Member] | Cavalry Fund I LP [Member] | 2021 Promissory Note [Member]
Warrants to purchase of common stock shares	2,000,000
Debt maturity date	Nov. 15, 2021
Payment of exercise price	$ 400,000